Fair Value Measurements (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	$ 706,648	$ 562,915
Liabilities	(143,064)	(139,764)
Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	555	1,266
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	34,391	24,471
Financial liabilities, at fair value	(2,328)	(254)
Level 2 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	140
Financial liabilities, at fair value		(254)
Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value		973
Metal Forward Sales Contracts [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(2,328)
Marketable Securites - Shares [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	555	1,266
Marketable Securites - Warrants [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	1	313
Trade Receivables Concentrate Sales [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	34,250	23,185
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	34,946	25,737
Liabilities	(2,328)
Financial liabilities, at fair value		(254)
At fair value [member] | Interest rate swap contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	140
Financial liabilities, at fair value		(254)
At fair value [member] | Forward contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets		973
At fair value [member] | Financial assets available-for-sale, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	555	1,266
At fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	34,251	24,471
Liabilities	(2,328)
At fair value [member] | Financial assets at fair value through profit or loss, category [member] | Forward contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets		973
At fair value [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	140
Liabilities		(254)
At fair value [member] | Financial assets at fair value through other comprehensive income, category [member] | Interest rate swap contract [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	140
Liabilities		(254)
At fair value [member] | Metal Forward Sales Contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(2,328)
At fair value [member] | Metal Forward Sales Contracts [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(2,328)
At fair value [member] | Marketable Securites - Shares [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	555	1,266
At fair value [member] | Marketable Securites - Shares [member] | Financial assets available-for-sale, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	555	1,266
At fair value [member] | Marketable Securites - Warrants [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	1	313
At fair value [member] | Marketable Securites - Warrants [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	1	313
At fair value [member] | Trade Receivables Concentrate Sales [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	34,250	23,185
At fair value [member] | Trade Receivables Concentrate Sales [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	34,250	23,185
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	213,825	123,656
Financial assets, at fair value	213,825	123,656
Liabilities	(81,638)	(99,439)
Financial liabilities, at fair value	(30,047)	(46,413)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(81,638)	(99,439)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Loans and receivables, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	213,825	123,656
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(51,720)	(53,026)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(13,576)	(15,251)
Financial liabilities, at fair value	(13,576)	(15,251)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member] | Other Liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(13,576)	(15,251)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(13,894)	(10,755)
Financial liabilities, at fair value	(13,894)	(10,755)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member] | Other Liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(13,894)	(10,755)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(11,720)	(13,026)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Other Liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(11,720)	(13,026)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(11,720)	(13,026)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Finance Lease Obligations [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(906)	(3,034)
Financial liabilities, at fair value	(906)	(3,034)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Finance Lease Obligations [member] | Other Liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(906)	(3,034)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(39,871)	(39,768)
Financial liabilities, at fair value		232
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member] | Other Liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(39,871)	(39,768)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank Loan Payable [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(40,000)	(40,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(1,671)	(17,605)
Financial liabilities, at fair value	(1,671)	(17,605)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member] | Other Liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	(1,671)	(17,605)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	183,074	82,484
Financial assets, at fair value	183,074	82,484
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member] | Loans and receivables, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	183,074	82,484
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Term Deposits [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	29,500	41,100
Financial assets, at fair value	29,500	41,100
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Term Deposits [member] | Loans and receivables, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	29,500	41,100
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	1,251	72
Financial assets, at fair value	1,251	72
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member] | Loans and receivables, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	$ 1,251	$ 72